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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  12/31/2000
                                               -------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ulysses Partners, L.P.
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Address:   280 Park Avenue
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           New York, NY  10017
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Form 13F File Number:  28-6862
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joshua Nash LLC, by Joshua Nash, Member
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Title:   General Partner
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Phone:   212-455-6200
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Signature, Place, and Date of Signing:

/s/ Joshua Nash                     New York, NY                    2/14/01
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(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     0
                                            ---------------------------
Form 13F Information Table Entry Total:               18
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Form 13F Information Table Value Total:     $       132,247
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                                                 (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                             ULYSSES PARTNERS, L.P.
                                 S.E.C. FORM 13F
                       FOR QUARTER ENDED DECEMBER 31, 2000

                                                                                                    ITEM 6:
                                                                        ITEM 5:              INVESTMENT DISCRETION
                               ITEM 2:       ITEM 3:      ITEM 4:      Shares or                 (b) Shares              ITEM 7:
         ITEM 1:               Title of       Cusip         Fair       Principal                 as Defined  (c) Shared  Managers
      Name of Issuer            Class         Number    Market Value    Amount         (a) Sole  in Instr. V    Other    See Instr.
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LIBERTY MEDIA CORP.        COM LIB GRP A    001957208      11,087,941     817,544          X
ALUMINUM CO OF AMERICA     COMMON STOCK     013817101         663,300      19,800          X
BERKSHIRE HATHAWAY CL B    CL B             084670207      14,359,400       6,100          X
ML BROADBAND HLDRS         DEPOSITORY RCPT  11130P104       3,016,072      66,200 CALL     X
CABLEVISION SYSTEMS        CL A             12686C109      10,744,594     126,500          X
FIRSTAR CORP               COMMON STOCK     33763V109       3,847,875     165,500          X
FLEETBOSTON FINC           COMMON STOCK     339030108       3,726,200      99,200          X
GILLETTE CO.               COMMON STOCK     375766102       2,391,475      66,200          X
HOME DEPOT                 COMMON STOCK     437076102       5,286,044     115,700          X
LIBERTY DIGITAL INC.       CL A             530436104         676,856     133,700          X
MERCK & CO                 COMMON STOCK     589331107      24,771,852     264,600 PUT      X
NASDAQ 100 SHARES UNIT SER UNIT SER 1       631100104       5,796,638      99,300          X
NEWS CORP.LTD.PFD.         SP ADR PFD       652487802      25,095,469     863,500          X
PACIFICARE HEALTH SYS DEL  COMMON STOCK     695112102       3,025,500     201,700 PUT      X
SEMICONDUCTOR HLDRS TR     DEP RCPT         816636203      10,539,900     215,100 CALL     X
STILLWELL FINANCIAL        COMMON STOCK     860831106       2,606,819      66,100          X
UNIONBANCAL CORP           COMMON STOCK     908906100         955,281      39,700          X
WACHOVIA CORP              COMMON STOCK     929771103       3,656,063      62,900          X



                                        ITEM 8:
                                VOTING AUTHORITY SHARES

         ITEM 1:
      Name of Issuer        (a) Sole   (b) Shared   (c) None
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LIBERTY MEDIA CORP.            X
ALUMINUM CO OF AMERICA         X
BERKSHIRE HATHAWAY CL B        X
ML BROADBAND HLDRS             X
CABLEVISION SYSTEMS            X
FIRSTAR CORP                   X
FLEETBOSTON FINC               X
GILLETTE CO.                   X
HOME DEPOT                     X
LIBERTY DIGITAL INC.           X
MERCK & CO                     X
NASDAQ 100 SHARES UNIT SER     X
NEWS CORP.LTD.PFD.             X
PACIFICARE HEALTH SYS DEL      X
SEMICONDUCTOR HLDRS TR         X
STILLWELL FINANCIAL            X
UNIONBANCAL CORP               X
WACHOVIA CORP                  X
